Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
INCOME TAXES

The components of our income tax expense (benefit) are as follows:

	Year Ended December 31,
	2011	2010	2009
Current:
US Federal	$125	$(254)	$(9)
State	48	39	36
Total current	173	(215)	27
Deferred:
US Federal	(1,120)	521	322
State	4	12	2
Total deferred	(1,116)	533	324
Total	$(943)	$318	$351

Reconciliation of income taxes computed at the US federal statutory rate to income tax expense:

	Year Ended December 31,
	2011	2010	2009
Income (loss) before income taxes	$(2,745)	$(3,212)	$866
Income taxes at the US federal statutory rate of 35%	(961)	(1,124)	303
Texas margin tax, net of federal benefit	33	31	19
Lignite depletion allowance	(23)	(21)	(18)
Production activities deduction	(20)	—	(8)
Interest accrued for uncertain tax positions, net of tax	15	(8)	18
Nondeductible interest expense	14	9	9
Reversal of previously disallowed interest resulting from debt exchanges	(1)	(13)	—
Nondeductible goodwill impairment	—	1,435	25
Other, including audit settlements	—	9	3
Income tax expense (benefit)	$(943)	$318	$351
Effective tax rate	34.4%	(9.9)%	40.5%

Deferred Income Tax Balances

Deferred income taxes provided for temporary differences based on tax laws in effect as of December 31, 2011 and 2010 balance sheet dates are as follows:

	December 31, 2011			December 31, 2010
	Total	Current	Noncurrent	Total	Current	Noncurrent
Deferred Income Tax Assets
Alternative minimum tax credit carryforwards	$231	$—	$231	$328	$—	$328
Net operating loss carryforwards	76	—	76	211	—	211
Unfavorable purchase and sales contracts	231	—	231	240	—	240
Debt extinguishment gains	748		748	—	—	—
Employee benefit obligations	50	—	50	63	20	43
Accrued interest	184	—	184	129	—	129
Other	246	—	246	250	7	243
Total	1,766	—	1,766	1,221	27	1,194
Deferred Income Tax Liabilities
Property, plant and equipment	4,286	—	4,286	4,384	—	4,384
Commodity contracts and interest rate swaps	1,373	31	1,342	1,677	31	1,646
Employee benefit liabilities	17	17	—	—	—	—
Identifiable intangible assets	619	—	619	833	—	833
Debt fair value discounts	217	—	217	4	—	4
Debt extinguishment gains	—	—	—	313	—	313
Other	19	5	14	14	—	14
Total	6,531	53	6,478	7,225	31	7,194
Net Deferred Income Tax Liability	$4,765	$53	$4,712	$6,004	$4	$6,000

As of December 31, 2011, we had $231 million of alternative minimum tax credit carryforwards (AMT) available to offset future tax payments. The AMT credit carryforwards have no expiration date. As of December 31, 2011, we had net operating loss (NOL) carryforwards for federal income tax purposes of $216 million that are expected to offset liabilities resulting from the IRS audit for the years 2003 to 2006. The decline in the net operating loss carryforward is due to current taxable income resulting from cancellation of debt income.

The income tax effects of the components included in accumulated other comprehensive income as of December 31, 2011 and 2010 totaled a net deferred tax asset of $26 million and $37 million, respectively.

See Note 5 for discussion regarding accounting for uncertain tax positions.